Reserves - Summary of tabular form of other reserves (Detail) - AUD ($)	Dec. 31, 2025	Jun. 30, 2025
Disclosure of reserves within equity [abstract]
Foreign currency translation reserve	$ (1,633,404)	$ (773,511)
Share-based payments reserve	6,737,860	3,873,198
Other reserves	$ 5,104,456	$ 3,099,687